INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Sep. 30, 2021	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 199,952	$ 215,989
Restricted cash	3,265	1,139
Trade and other receivables, net	401,633	340,201
Gas in storage	26,005	2,993
Fair value of derivative financial assets	461,899	25,026
Income taxes recoverable	10,626	8,238
Other current assets	155,855	163,405
Total current assets	1,259,235	756,991
Non-current assets
Investments	61,889	32,889
Property and equipment, net	15,732	17,827
Intangible assets, net	68,026	70,723
Goodwill	163,945	163,770
Fair value of derivative financial assets	115,606	10,600
Deferred income tax assets	7,599	3,744
Other non-current assets	41,506	35,262
Total non-current assets	474,303	334,815
TOTAL ASSETS	1,733,538	1,091,806
Current liabilities
Trade and other payables	1,024,383	921,595
Deferred revenue	9,373	1,408
Income taxes payable	3,637	4,126
Fair value of derivative financial liabilities	17,695	13,977
Provisions	835	6,786
Current portion of long-term debt	630,491	654,180
Total current liabilities	1,686,414	1,602,072
Non-current liabilities
Long-term debt	358	1,560
Fair value of derivative financial liabilities	13,262	61,169
Deferred income tax liabilities	6,773	2,749
Other non-current liabilities	14,155	19,078
Total non-current liabilities	34,548	84,556
TOTAL LIABILITIES	1,720,962	1,686,628
SHAREHOLDERS' EQUITY (DEFICIT)
Shareholders' capital	1,537,863	1,537,863
Contributed deficit	(10,607)	(11,634)
Accumulated deficit	(1,610,320)	(2,211,728)
Accumulated other comprehensive income	96,030	91,069
Non-controlling interest	(390)	(392)
TOTAL SHAREHOLDERS' EQUITY (DEFICIT)	12,576	(594,822)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 1,733,538	$ 1,091,806